Intangible Assets, Net - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Indefinite-Lived Intangible Assets [Line Items]
Balance		$ 361	$ 422
Acquisition	[1]	639
Amortization		(190)	(61)
Balance		810	361
Distribution rights [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance		361	422
Acquisition	[1]
Amortization		(150)	(61)
Balance		211	361
Customers’ relationship [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance
Acquisition	[1]	639
Amortization		(40)
Balance		599
Non-competition [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance
Acquisition	[1]
Amortization
Balance

[1]	In March 2026, as part of a settlement agreement, Qpaz Technologies Ltd. and Keren Lahav 3 L.P. (together, the "Counterparties") exercised a put option under a joint venture agreement dated August 26, 2024, pursuant to which the Company and Qpaz Technologies Ltd. had partnered for the sale of wire products for the defense and aviation industries.